Commitments and Contingencies:	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure
Commitments and Contingencies:
7. Commitments and Contingencies:

(a) Long-term time charters:
On April 17, 2014, the Partnership entered into a new 13-year time-charter contract with Gazprom Marketing & Trading Singapore Pte. Ltd (“Gazprom”) for the Clean Force. In addition, the Partnership entered into an agreement with BG Group Plc., the current charterer of the Clean Force, to amend, at no cost to the Partnership, the expiration date of the current time-charter contract from the third quarter of 2016 to July 2015, at which time the new Gazprom contract will take effect. Following the conclusion of the new Gazprom charter and the acceleration of the current charter with BG Group, the Partnership incurred one off non-cash charges of $908 that are presented contra to voyage revenues in the accompanying 2014 consolidated statement of income.
The Partnership's future minimum contractual charter revenues under its non-cancelable long-term time charter contracts as of December 31, 2014, gross of brokerage commissions, without taking into consideration any assumed off-hire (including those arising out of periodical class survey requirements), are as analyzed below:

Year ending December 31,	Amount
2015	$145,611
2016	147,114
2017	115,821
2018	56,893
2019	24,273
Thereafter	200,750
$690,462

(b) Other:
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.
(c) Technical and Commercial Management Agreement:
As further disclosed in Note 3 the Partnership has contracted the commercial, administrative and technical management of its vessels to Dynagas Ltd. For the commercial services provided under this agreement the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement under all circumstances until the termination of each charter party in force at the time of termination. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $8,631. For administrative and technical management fees the Partnership currently pays a daily management fee of $2.6 per vessel (Note 3(a)). Such management fees for the period from January 1, 2015 to the expiration of the agreements on December 31, 2020, adjusted for 3% inflation as per agreement, are estimated to be $31,338 and are analyzed as follows:

Year ending December 31,	Amount
2015	$4,840
2016	4,999
2017	5,135
2018	5,289
2019	5,448
Thereafter	5,627
$31,338